TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Components of Deferred Tax Assets and Liabilities
Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. As of December 31, 2021 and 2020, the Company’s deferred taxes were in respect of the following:

	December 31,
	2021	2020

Carry forward tax losses	$83.7	$81.5
Employee share based compensation	29.2	27.6
Deferred revenues	5.6	10.5
Tax credits	23.9	23.2
Other	23.5	15.9

Deferred tax assets before valuation allowance	165.9	158.7
Valuation allowance – mainly in respect to carryforward losses	(56.7)	(59.2)

Deferred tax asset	109.2	99.5

Intangible assets	(31.3)	(21.0)
Undistributed earnings of subsidiary	(9.9)	(9.9)
Other	(1.7)	(14.2)

Deferred tax liability	(42.9)	(45.1)

Deferred tax asset, net	$66.3	$54.4

*) As of December 31, 2021 and 2020 unrecognized tax benefit in the amounts of $14.6 and $20.0 was presented net from deferred tax asset.

Reconciliation Of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2021		2020

Beginning balance		$442.8		$412.9
Increases related to tax positions taken during prior years		47.2		49.4
Decreases related to statute of limitations		(77.2)		(72.8)
Increases related to tax positions taken during the current year		56.7		53.3

Ending balance	$	*) 469.5	$	*)442.8

Schedule of Effective Income Tax Reconciliation
g.	Reconciliation of the theoretical tax expenses:
Reconciliation between the theoretical tax expenses, assuming all income is taxed at the statutory rate in Israel and the actual income tax as reported in the statements of income is as follows:

	Year ended December 31,
	2021	2020	2019

Income before taxes as reported in the statements of income	$949.6	$970.8	$962.4

Statutory tax rate in Israel	23%	23%	23%

Decrease in taxes resulting from:
Effect of “Preferred Enterprise” status *)	(11%)	(11%)	(11%)
Others, net	2%	1%	2%

Effective tax rate	14%	13%	14%

*) Basic earnings per share amounts of the benefit resulting from the “Technological preferred or Preferred Enterprise” status	$0.80	$0.73	$0.66

*) Diluted earnings per share amounts of the benefit resulting from the “Technological preferred or Preferred Enterprise” status	$0.80	$0.72	$0.65